Shareholder Report, Average Annual Return (Details) DFDN_U.S. Sustainability Core 1 Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Sustainability Core 1 Portfolio – Institutional
Average Annual Return, Percent	18.32%	17.06%	14.19%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	16.74%	14.08%